Income Taxes - Continuity of Net Deferred Income Tax Liability (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	CAD (375,695)	CAD (655,255)
Changes in deferred tax liability (asset) [abstract]
Recognized in Net Loss	155,343	264,561
Share Issuance Costs	0	1,370
Foreign Currency Translation Adjustment	15,654	13,629
Ending balance	(204,698)	(375,695)
Non-capital loss carry-forwards	1,478,500	1,191,700
Petroleum and natural gas properties
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(967,579)	(1,105,470)
Changes in deferred tax liability (asset) [abstract]
Recognized in Net Loss	221,697	112,710
Foreign Currency Translation Adjustment	49,455	25,181
Ending balance	(696,427)	(967,579)
Financial derivatives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	7,869	(29,961)
Changes in deferred tax liability (asset) [abstract]
Recognized in Net Loss	659	37,830
Ending balance	8,528	7,869
Deferred income
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(419)	(28,387)
Changes in deferred tax liability (asset) [abstract]
Recognized in Net Loss	(17,408)	27,968
Ending balance	(17,827)	(419)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(5,018)	(6,595)
Changes in deferred tax liability (asset) [abstract]
Recognized in Net Loss	6,076	2,327
Share Issuance Costs	0	1,370
Foreign Currency Translation Adjustment	(7,014)	(2,120)
Ending balance	(5,956)	(5,018)
Asset retirement obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	93,016	83,189
Changes in deferred tax liability (asset) [abstract]
Recognized in Net Loss	5,925	10,231
Foreign Currency Translation Adjustment	(964)	(404)
Ending balance	97,977	93,016
Financial derivatives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	0	1,582
Changes in deferred tax liability (asset) [abstract]
Recognized in Net Loss	0	(1,582)
Ending balance	0	0
Non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	404,952	383,450
Changes in deferred tax liability (asset) [abstract]
Recognized in Net Loss	(48,380)	30,530
Foreign Currency Translation Adjustment	(25,823)	(9,028)
Ending balance	330,749	404,952
Finance costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	91,484	46,937
Changes in deferred tax liability (asset) [abstract]
Recognized in Net Loss	(13,226)	44,547
Ending balance	CAD 78,258	CAD 91,484